SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2014
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("US GAAP").

a.	Use of estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. As applicable to these consolidated financial statements, the most significant estimates and assumptions relate to allowance for doubtful accounts and contingencies.

b.	Financial statements in U.S. dollars:

Most of the revenues of the Company and its subsidiaries are received in U.S. dollars. In addition, a substantial portion of the costs of the Company and its subsidiaries are incurred in U.S. dollars. Therefore, management believes that the dollar is the currency of the primary economic environment in which the Company and its subsidiaries operate. Thus, the functional and reporting currency of the Company and its subsidiaries is the U.S. dollar.

Monetary accounts maintained in currencies other than the U.S. dollar are re-measured into U.S. dollars at the exchange rate prevailing at the end of the reporting period in accordance with provisions of ASC 835-10. All transaction gains and losses from the re-measurement of monetary balance sheet items are reflected in the statements of operations as financial income or financial expenses as appropriate.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Material intercompany transactions and balances were eliminated upon consolidation. Material profits from intercompany sales, not yet realized outside the group, were also eliminated.

d.	Cash and cash equivalents:

The Company considers unrestricted short-term highly liquid investments originally purchased with maturities of three months or less to be cash equivalents.

e.	Allowance for doubtful accounts:

The allowance for doubtful accounts is determined with respect to specific amounts the Company has determined to be doubtful of collection. In determining the allowance for doubtful accounts, the Company considers, among other things, its past experience with such customers and the information available regarding such customers.

f.	Inventories:

Inventories are stated at the lower of cost or market value. Inventory write-offs are mainly provided to cover risks arising from slow-moving items or technological obsolescence. Cost is determined for all types of inventory using the moving average cost method.

g.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation.

Depreciation is computed using the straight-line method, over the estimated useful lives, at the following annual rates:

%

Computers and peripheral equipment	33
Office furniture and equipment	6 - 20
Leasehold improvements	Over the shorter of the term of the lease or the life of the asset

h.	Impairment of long-lived assets and intangible assets:

The Company's long-lived assets and certain identifiable intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amount of the asset exceeds the fair value of the asset.